Long-term Debt Long-term Debt - El Segundo/Alta Wind (Details) - USD ($) $ in Millions			3 Months Ended							6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2015	May 29, 2015	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015	[1]	Mar. 31, 2015	[5]	Jun. 30, 2016		Jun. 30, 2015	[2]	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[4]	Aug. 23, 2011
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis															3 month LIBOR
Gains (Losses) on Extinguishment of Debt			$ 0			$ (7)				$ 0		$ (7)	[1]		$ (9)	[3],[4]	$ (1)	[3],[4]	$ 0	[3]
Proceeds from Noncontrolling Interests				$ 10	[5]			$ 0		$ 8		$ 123			122		190	[4]	$ 0
West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 540
Debt Instrument, Description of Variable Rate Basis				3 month LIBOR	[6]					3 month LIBOR	[7]
Gains (Losses) on Extinguishment of Debt														$ (7)
West Holdings Credit Agreement Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					480
West Holdings Credit Agreement Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 60
West Holdings Credit Agreement due 2023 Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		$ 5
Debt Instrument, Description of Variable Rate Basis		LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%		1.625%						1.625%
West Holdings Credit Agreement due 2023 Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.25%		2.25%						2.25%
West Holdings PPA [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	90
West Holding Collateral Agent [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	48
West Holdings Working Capital Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	10
Working Capital Facility [Member] | West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Credit Facility, Maximum Borrowing Capacity, Amendment		$ (9)
September 1, 2020 through maturity [Member] | West Holdings Credit Agreement due 2023 Tranche A [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.875%
September 1, 2020 through maturity [Member] | West Holdings Credit Agreement due 2023 Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.50%
September 1, 2017 to August 31, 2020 [Member] | West Holdings Credit Agreement due 2023 Tranche A [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
September 1, 2017 to August 31, 2020 [Member] | West Holdings Credit Agreement due 2023 Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.375%
Alta X and XI TE Holdco [Member]
Debt Instrument [Line Items]
Proceeds from Noncontrolling Interests															119
Financial Institutions [Member]
Debt Instrument [Line Items]
Proceeds from Noncontrolling Interests				$ 10						$ 8
Financial Institutions [Member] | Alta X and XI TE Holdco [Member]
Debt Instrument [Line Items]
Proceeds from Noncontrolling Interests	$ 119														122		$ 190
Interest Rate Swap [Member] | Alta Wind X and Alta Wind XI, due 2020 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount															$ 17

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	As of March 31, 2016, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%
[7]	As of June 30, 2016, L+ equals 3 month LIBOR plus x%, except for the Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%